Summary of Principal Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2021
Accounting Policies [Abstract]
Schedule of amounts of variable interest entity included in the Group's consolidated financial statements

	As of December 31,
	2020	2021	2021
	RMB	RMB	USD
Cash and cash equivalents	189,666,212	117,485,051	18,435,968
Restricted cash	26,819,159	8,769,250	1,376,087
Short-term Investments	—	166,465	26,122
Accounts receivable, net	6,539	135,521	21,266
Other receivables, net	50,689,035	44,153,861	6,928,704
Amounts due from related parties, net of allowance for doubtful accounts of RMB60,790,862 and RMB60,790,862 as of December 31, 2020 and 2021, respectively	8,511,264	3,320,264	521,022
Other current assets	19,692,172	16,074,235	2,522,398
Long-term investments	8,950,000	—	—
Investment in affiliates	85,597,248	79,658,135	12,500,100
Property and equipment, net	519,018	334,344	52,466
Intangible assets, net	20,911,091	19,540,802	3,066,378
Other non-current assets	2,987,240	1,812,439	284,411
Right-of-use assets	912,471	476,235	74,732
Deferred tax assets	4,608,063	4,608,063	723,106
Total assets	419,869,512	296,534,665	46,532,760
Accrued payroll and welfare expenses	30,708,606	29,283,711	4,595,253
Income tax payable	52,409,793	51,926,637	8,148,422
Amounts due to related parties-current	11,011,967	11,131,830	1,746,827
Deferred revenue — current from related parties	10,267,812	5,068,643	795,381
Deferred revenue — current	7,594,166	625,118	98,095
Contingent liabilities	—	282,450,000	44,322,568
Other current liabilities	7,700,862	7,184,238	1,127,364
Deferred revenue — non-current from related parties	1,362,240	278,301	43,671
Deferred revenue — non-current	104,835	—	—
Operating Lease Liabilities — non-current	138,156	—	—
Total liabilities	121,298,437	387,948,478	60,877,581

	Years ended December 31,
	2019	2020	2021	2021
	RMB	RMB	RMB	USD
Net revenues	489,006,257	237,380,958	211,170,667	33,137,286
Third party	134,686,065	189,452,640	121,437,225	19,056,151
Related party	354,320,192	47,928,318	89,733,442	14,081,135
Operating cost and expenses	(457,450,538)	(200,598,616)	(245,086,293)	(38,459,388)
Net loss	(21,891,865)	(2,034,547)	(318,719,762)	(50,014,086)
Net income (loss) attributable to ordinary shareholders	(13,401,093)	3,598,575	(292,177,990)	(45,849,102)
Cash flows used in operating activities:	(173,478,148)	(141,962,448)	(94,348,770)	(14,805,381)
Cash flows generated from investing activities:	2,481,771	455,829	4,117,700	646,157

Schedule of estimated useful lives of property and equipment
Estimated Useful Lives in Years
Leasehold improvements	Shorter of the lease term or expected useful life
Furniture, fixtures, and equipment	3-5 years
Motor vehicles	5 years

Schedule of disaggregation of revenue
	Years Ended December 31,
	2019	2020	2021	2021
	RMB	RMB	RMB	USD
One-time commissions	320,817,881	162,835,813	142,299,783	22,329,941
Related party	60,723,911	58,396,476	13,477,880	2,114,973
Third party	260,093,970	104,439,337	128,821,903	20,214,968
Recurring management fee	340,732,359	98,405,095	102,896,582	16,146,720
Related party	340,732,359	98,405,095	102,896,582	16,146,720
Recurring service fees	115,247,648	128,568,271	115,376,632	18,105,111
Related party	1,433,629	20,223,856	10,025,528	1,573,224
Third party	113,814,019	108,344,415	105,351,104	16,531,887
Other service fees	13,962,264	—	—	—
Third party	13,962,264	—	—	—
Total revenues	790,760,152	389,809,179	360,572,997	56,581,772

Summary of intangible assets estimated useful lives

Acquired intangible assets mainly consist of customer contracts, internal-used software and licenses from business combinations and are recorded at fair value on the acquisition date. Customer contracts, internal-used software and certain licenses are amortized using a straight-line method. Most of the licenses are determined to be indefinitely-lived, and not subject to amortization.

Estimated Useful Lives in Years
Customer contracts	3.5 years
Internal-used software	10 years
Licenses amortized	Shorter of the legal rights or expected useful life